VAN ECK ASSOCIATES CORP.
99 Park Avenue, 8th Floor
New York, New York 10016
212-687-5200

May 6, 2004





VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      EACM Select Managers Equity Fund
         File Nos. 033-98164 AND 811-09112
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Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 10 ("PEA No. 10") to its Registration Statement on Form N-1A. PEA No. 10 was electronically filed under Rule 485(b) on April 30, 2004.

If you have any questions or comments concerning the filing, please contact me at 212-293-2164.

Very truly yours,



/s/ Thaddeus Leszczynski
Thaddeus Leszczynski
Assistant Secretary